Going Concern (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 28, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash		$ 225,673		$ 259,212	$ 1,155,343
Cash provided in operating activities		322,857	$ 607,725	2,326,523	1,083,960
Proceeds from sale of equity		161,846		1,574,000	737,000
Proceeds from sale of preferred stock		190,000			1,259,995
Offering expenses		$ 1,789			$ 149,137
Series A Preferred Stock [Member]
Stock issued during period shares					28,004
Proceeds from sale of preferred stock					$ 1,260,000
Series B Preferred Stock [Member]
Stock issued during period shares		3,800
Proceeds from sale of preferred stock	$ 190,000	$ 190,000
Common Stock [Member]
Stock issued during period shares		63,596		387,798	286,834